Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information
Corporate Information

Note 1 Corporate Information

FEC Resources Inc. (“FEC” or the “Company”) was incorporated under the laws of Alberta, Canada and is a holding Company with an interest in Forum Energy Limited (“FEL”).  The Company is listed in the United States on the OTC Pink (“OTC Pink”), having the symbol FECOF.

At December 31, 2025, the Company has a 6.8% interest in FEL. (Note 7).

The principal address of the Company is Suite 2300, Bentall 5, 550 Burrard Street, Vancouver, BC, V6C 2B5. The Company’s ultimate parent company is PXP Energy Corporation (“PXP”) with a registered office at 2/F LaunchPad, Reliance corner Sheridan Streets, Mandaluyong City 1550, Metro Manila, Philippines.